Significant Accounting Policies (Schedule of depreciation on straight line basis over useful life of assets) (Details)	12 Months Ended
Dec. 31, 2022
Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets at annual rates (in %)	7-10
Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets at annual rates (in %)	15-33
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets at annual rates (in %)	33
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets at annual rates (in %)	See below